Basic and diluted income (loss) per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.	Basic and diluted income (loss) per share:

As the Company incurred a loss, all stock options were anti-dilutive and were excluded from the diluted weighted average shares.

Reconciliations of the income and weighted average number of common shares used in the calculations are set forth below:

	December 31,	December 31,	December 31,
	2012	2011	2010

Net income (loss)	$(18,315)	$(27,920)	$35,499
Weighted average number of common shares
for basic income per share	61,272,730	61,125,804	60,813,604
Dilutive effect of options	-	-	507,659
Diluted weighted average number of common shares for diluted income per share	61,272,730	61,125,804	61,321,263

Basic and diluted income (loss) per share	$(0.30)	$(0.46)	$0.58